Note 19 - Tax assets and liabilities- Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Tax Group [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ 1,482	€ (678)	€ (483)
Other Spanish Entities [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	33	29	52
Foreign Entities [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	6,931	7,580	6,823
Total [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	8,446	6,931	6,392
Income Tax and Other Taxes [Member]
Effective Tax Rate Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ 2,295	€ 2,169	€ 1,699
Effective Tax Rate [Member]
Effective Tax Rate Line Items
Percentage Effective Tax Rate	27.17%	31.30%	26.60%